Merger Transaction - Narrative (Details)	Apr. 04, 2022 shares
Disclosure of contingent liabilities in business combination [line items]
Shares issued for merger transaction (in shares)	13,618,735
Earn-in liabilities
Disclosure of contingent liabilities in business combination [line items]
Sponsor earn-in shares issued (in shares)	6,393,750